The 2013 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts
	I	IV	VII	X	XI	XII	XIII	XIV
ASSETS
Investments in mutual funds, at value:
Cash Management Portfolio Class I *	$748,488
Inflation Managed Portfolio Class I *		$649,266
Main Street® Core Portfolio Class I *			$13,881,681
Managed Bond Portfolio Class I *				$5,161,247
High Yield Bond Portfolio Class I *					$135,942
Equity Index Portfolio Class I *						$1,340,334
International Value Portfolio Class I *							$631,553
Growth Portfolio Class I *								$2,232,909
Receivables:
Due from Pacific Life Insurance Company	—	106,005	—	—	—	—	—	—
Investments sold	780	—	105,750	55,511	145	710	644	10,912

Total Assets	749,268	755,271	13,987,431	5,216,758	136,087	1,341,044	632,197	2,243,821

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,086	—	111,278	57,996	382	2,326	1,604	13,756
Investments purchased	—	106,784	—	—	—	—	—	—

Total Liabilities	2,086	106,784	111,278	57,996	382	2,326	1,604	13,756

NET ASSETS	$747,182	$648,487	$13,876,153	$5,158,762	$135,705	$1,338,718	$630,593	$2,230,065

Units Outstanding	328,094	153,961	2,953,123	1,773,510	50,104	313,341	371,558	485,739

Accumulation Unit Value	$2.28	$4.21	$4.70	$2.91	$2.71	$4.27	$1.70	$4.59

Cost of Investments	$744,328	$677,103	$9,306,843	$4,819,526	$118,209	$702,057	$566,797	$1,675,960

Shares Owned in each Portfolio	74,215	67,039	537,942	456,971	20,102	33,137	53,491	124,404

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

	Variable Accounts
	I	IV	VII	X	XI	XII	XIII	XIV
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	9,101	7,952	152,065	69,923	1,629	14,605	7,210	23,333
Operating expenses	376	327	6,284	2,884	67	604	298	964

Total Expenses	9,477	8,279	158,349	72,807	1,696	15,209	7,508	24,297

Net Investment Loss	(9,477)	(8,279)	(158,349)	(72,807)	(1,696)	(15,209)	(7,508)	(24,297)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	243	(7,668)	263,120	62,544	444	37,785	(22,167)	(19,108)
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	243	(7,668)	263,120	62,544	444	37,785	(22,167)	(19,108)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(244)	(55,793)	3,271,632	(198,618)	9,392	301,240	140,562	603,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($9,478)	($71,740)	$3,376,403	($208,881)	$8,140	$323,816	$110,887	$559,932

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	I		IV		VII		X		XI

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,477)	($10,011)	($8,279)	$8,300	($158,349)	($30,227)	($72,807)	$251,654	($1,696)	$7,521
Realized gain (loss) on investments	243	165	(7,668)	113,480	263,120	600,907	62,544	77,759	444	(1,529)
Change in net unrealized appreciation (depreciation) on investments	(244)	(173)	(55,793)	(63,474)	3,271,632	1,209,981	(198,618)	279,569	9,392	11,593

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,478)	(10,019)	(71,740)	58,306	3,376,403	1,780,661	(208,881)	608,982	8,140	17,585

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	1,073	—	4,202	3,800	63,076	1,800	1,165	—	6,304
Transfers between variable and fixed accounts, net	17,049	(32,556)	23,292	35,058	(142,091)	(139,164)	(461,703)	(94,293)	(12,109)	(13,755)
Contract charges and deductions	(7,579)	(8,729)	(322)	(7,059)	(513,400)	(312,034)	(118,033)	(217,950)	(1,329)	(6,364)
Surrenders	(43,686)	(9,373)	(44,784)	(30,960)	(882,843)	(1,247,779)	(422,861)	(1,300,495)	(706)	(730)
Other	(1)	3	83	(75)	(1,427)	(7)	104	(206)	(14)	(56)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(34,217)	(49,582)	(21,731)	1,166	(1,535,961)	(1,635,908)	(1,000,693)	(1,611,779)	(14,158)	(14,601)

NET INCREASE (DECREASE) IN NET ASSETS	(43,695)	(59,601)	(93,471)	59,472	1,840,442	144,753	(1,209,574)	(1,002,797)	(6,018)	2,984

NET ASSETS
Beginning of Year	790,877	850,478	741,958	682,486	12,035,711	11,890,958	6,368,336	7,371,133	141,723	138,739

End of Year	$747,182	$790,877	$648,487	$741,958	$13,876,153	$12,035,711	$5,158,762	$6,368,336	$135,705	$141,723

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	XII		XIII		XIV
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($15,209)	$11,104	($7,508)	$12,285	($24,297)	($6,254)
Realized gain (loss) on investments	37,785	72,407	(22,167)	(57,229)	(19,108)	612,862
Change in net unrealized appreciation (depreciation) on investments	301,240	105,896	140,562	137,745	603,337	(323,224)

Net Increase in Net Assets Resulting from Operations	323,816	189,407	110,887	92,801	559,932	283,384

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	22,835	—	5,953	—	1,401
Transfers between variable and fixed accounts, net	(19,160)	(274,029)	(17,859)	(24,387)	(72,205)	(56,232)
Contract charges and deductions	(27,748)	(90,650)	(16,563)	(11,850)	(19,269)	(11,496)
Surrenders	(105,008)	(114,090)	(43,340)	(84,295)	(55,783)	(176,848)
Other	(386)	1,481	(165)	(145)	(720)	(323)

Net Decrease in Net Assets Derived from Account Transactions	(152,302)	(454,453)	(77,927)	(114,724)	(147,977)	(243,498)

NET INCREASE (DECREASE) IN NET ASSETS	171,514	(265,046)	32,960	(21,923)	411,955	39,886

NET ASSETS
Beginning of Year	1,167,204	1,432,250	597,633	619,556	1,818,110	1,778,224

End of Year	$1,338,718	$1,167,204	$630,593	$597,633	$2,230,065	$1,818,110

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
I
2013	$2.28	328,094	$747,182	0.00%	1.24%	(1.23%	)
2012 (4)	2.31	343,001	790,877	0.00%	1.23%	(1.23%	)
2011	2.33	364,329	850,478	0.00%	1.23%	(1.22%	)
2010	2.36	355,249	839,518	0.01%	1.23%	(1.28%	)
2009	2.39	370,878	887,774	0.25%	1.23%	(1.05%	)
IV
2013	$4.21	153,961	$648,487	0.00%	1.24%	(10.04%	)
2012	4.68	158,467	741,958	2.38%	1.23%	8.52%
2011	4.31	158,185	682,486	5.70%	1.23%	10.49%
2010	3.90	187,957	733,951	2.00%	1.23%	7.45%
2009	3.63	188,490	685,006	4.14%	1.23%	19.51%
VII
2013	$4.70	2,953,123	$13,876,153	0.00%	1.24%	30.15%
2012	3.61	3,333,597	12,035,711	0.99%	1.23%	15.59%
2011	3.12	3,806,822	11,890,958	1.22%	1.23%	(0.75%	)
2010	3.15	4,291,447	13,505,979	2.39%	1.22%	14.84%
2009	2.74	856,545	2,347,372	1.53%	1.23%	27.78%
X
2013	$2.91	1,773,510	$5,158,762	0.00%	1.24%	(3.41%	)
2012	3.01	2,114,674	6,368,336	4.97%	1.23%	9.37%
2011	2.75	2,676,908	7,371,133	5.89%	1.23%	2.58%
2010	2.68	2,988,599	8,022,806	3.47%	1.23%	7.63%
2009	2.49	2,982,086	7,437,873	6.61%	1.23%	19.53%
XI
2013	$2.71	50,104	$135,705	0.00%	1.24%	5.93%
2012	2.56	55,427	141,723	6.88%	1.23%	13.89%
2011	2.25	61,794	138,739	10.91%	1.23%	2.16%
2010	2.20	74,521	163,784	7.65%	1.23%	13.12%
2009	1.94	75,309	146,313	8.03%	1.23%	38.16%
XII
2013	$4.27	313,341	$1,338,718	0.00%	1.24%	30.30%
2012	3.28	355,964	1,167,204	2.05%	1.23%	14.52%
2011	2.86	500,237	1,432,250	2.93%	1.23%	0.58%
2010	2.85	526,036	1,497,416	1.96%	1.23%	13.40%
2009	2.51	613,235	1,539,306	1.79%	1.23%	24.82%
XIII
2013	$1.70	371,558	$630,593	0.00%	1.24%	20.18%
2012	1.41	423,214	597,633	3.27%	1.23%	16.37%
2011	1.21	510,579	619,556	8.91%	1.23%	(13.88%	)
2010	1.41	578,232	814,727	2.73%	1.23%	1.33%
2009	1.39	593,613	825,398	2.45%	1.23%	26.44%
XIV
2013	$4.59	485,739	$2,230,065	0.00%	1.24%	32.56%
2012	3.46	524,945	1,818,110	0.89%	1.23%	16.79%
2011	2.97	599,626	1,778,224	1.06%	1.23%	(7.11%	)
2010	3.19	666,908	2,129,054	1.09%	1.23%	9.88%
2009	2.91	823,569	2,392,765	1.05%	1.23%	35.61%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

(4)	The investment income ratio for Variable Account I was less than 0.005% for the year ended December 31, 2012.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (See Note 4) as follows:

Variable Accounts	Portfolios	Variable Accounts	Portfolios
I	Cash Management Portfolio	XI	High Yield Bond Portfolio
IV	Inflation Managed Portfolio	XII	Equity Index Portfolio
VII	Main Street® Core Portfolio	XIII	International Value Portfolio
X	Managed Bond Portfolio	XIV	Growth Portfolio

The Growth Portfolio, the underlying portfolio for Variable Account XIV, was formerly named Growth LT Portfolio.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

Currently each of the Portfolios in the Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of the Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions will be received from any Portfolios in the Fund and recorded by the applicable Variable Accounts in the Statements of Operations after December 31, 2012.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2013, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the year ended December 31, 2013, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from account transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees and any state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2013, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.65% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Portfolios of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
I	$22,658	$66,352	XI	$3,050	$18,890
IV	112,010	142,104	XII	4,724	171,849
VII	13,725	1,706,763	XIII	2,474	87,744
X	7,645	1,081,247	XIV	7,557	179,111

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Decrease	Units Issued	Units Redeemed	Net Increase (Decrease)
I	9,860	(24,767)	(14,907)	7,192	(28,520)	(21,328)
IV	26,762	(31,268)	(4,506)	11,666	(11,384)	282
VII	6,918	(387,392)	(380,474)	36,721	(509,946)	(473,225)
X	3,479	(344,642)	(341,163)	6,952	(569,186)	(562,234)
XI	1,214	(6,537)	(5,323)	3,735	(10,102)	(6,367)
XII	1,234	(43,857)	(42,623)	19,063	(163,336)	(144,273)
XIII	1,745	(53,401)	(51,656)	11,762	(99,127)	(87,365)
XIV	2,111	(41,316)	(39,205)	27,007	(101,688)	(74,681)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Variable Accounts I, IV, VII, X, XI, XII, XIII, and XIV (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2013 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report as of December 31, 2013 for:

• Pacific Corinthian Variable Separate Account of

  Pacific Life Insurance Company

Form No.	1001-14A